Income taxes - Applicable tax rates (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Standard corporate income tax rate (in percent)	35.00%
Tax on the profit before tax differs from theoretical amount that would arise using the applicable tax rates
Accounting Profit before tax	€ 5,001,742	€ 14,360,637
Tax using Corporation Domestic Tax Rate , at 35%	1,750,610	5,026,223
Permanent differences	260,816
Effect of foreign tax rates	(18,254,105)	(14,883,389)
Change in Allowance of the Deferred Tax Asset	13,071,131	908,830
Tax Effect of Combined Carve-out Basis of Preparation	3,191,887	8,714,148
Other tax effect	41,739	71,092
Tax expense (income)	62,078
Tax effect of allowances and income not subject to tax		€ 163,096
Tax effect of tax losses for the year	62,078
Tax charge	€ 62,078
Corporation domestic tax rate	35.00%